Mezzanine Equity - Additional Information (Detail) - shares	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsidiaries [Member]
Temporary Equity [Line Items]
Temporary equity shares issued	142,196,089	142,196,089
Subsidiaries [Member] | Consolidation, Eliminations [Member]
Temporary Equity [Line Items]
Temporary equity shares issued	(80,340,268)	(80,340,268)
TTP Member [Member]
Temporary Equity [Line Items]
Percentage of voting interests acquired			51.00%	51.00%